Note Receivable	9 Months Ended
Feb. 28, 2019
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

Note 9 – Notes Receivable

PRH Note Receivable

During the year ended May 31, 2015, the Company loaned $500,000 (the “PRH Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”).  Pursuant to the PRH Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH was expected to repay the principal due under the PRH Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commenced generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full.  We suspended our plans to operate in Colorado due to regulatory delays and have not yet determined when we will pursue them again.  Interest will accrue on the unpaid principal balance of the PRH Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full.  All outstanding principal and any accumulated unpaid interest due under the PRH Note is due and payable on the five-year anniversary of the initial payment thereunder.  In the event of default as defined in the agreements underlying the PRH Note, all amounts under the PRH Note shall be due and payable at once.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.

During the year ended May 31, 2018, the Company received a payment of $50,000 on the PRH Note.  As a result, the Company has reduced the impairment of the note by $50,000 to reflect this payment.  The receivable is recorded on the balance sheet as of February 28, 2019 in the amount of $0, net of allowance in the amount of $450,000.

IGH Note Receivable

On October 31, 2018, in connection with an option to purchase transaction (see note 4), the Company loaned $5,000,000 (the “IGH Note) to In Good Health, Inc., a Massachusetts not-for-profit corporation (“IGH”); on November 6, 2018, IGH converted to a for-profit corporation. This Note bears interest at the rate of 6% per annum. On March 1, 2020 (the “Initial Payment Date”), all accrued interest shall be added to the outstanding principal due hereunder and such amount shall be payable in eight equal quarterly installments, commencing on the Initial Payment Date, together with interest accruing after the Initial Payment Date. The IGH Note shall mature and all outstanding principal, accrued interest and any other amounts due hereunder, shall become due and payable in full on the third anniversary of the IGH Note. The IGH Note was issued in connection with a loan agreement and security agreement between the Company and IGH, and an option agreement between the Company and IGH, among others (the “IGH Option Agreement”), in both cases dated as of October 31, 2018 and the other agreements and documents executed and/or delivered in connection therewith (collectively the “IGH Loan Documents”), and is secured by the collateral described in the IGH Loan Documents and by such other collateral as may in the future be granted to the Company to secure the IGH Note. During the three months and nine ended February 28, 2019, the Company recorded interest income in the amount of $73,973 and $98,631, respectively, in connection with the IGH Note. At February 28, 2019, principal in the amount of $5,000,000 and interest receivable in the amount of $96,631 due under the IGH Note are classified as non-current assets on the Company’s balance sheet.

CannAssist Note Receivable

On January 29, 2019, the Company made a line of credit loan to CannAssist (the “CanAssist Note”), in the principal amount of up to $500,000. Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company. The Loan bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. Payments on the loan will commence on July 1, 2019 and the Note will mature on December 1, 2019. At February 28, 2019, the principal amount of $150,000 and interest receivable in the amount of $987 due under the CannAssist Note are classified as non-current assets on the Company’s balance sheet.